Notes Payable and Other Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified					1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2013 Notes Payable to Banks Note	Apr. 30, 2013 Senior Notes Note	Apr. 30, 2013 Subordinated Debt Commercial Bank	Sep. 30, 2013 Subordinated Debt Individual Counterparty	Aug. 31, 2013 Subordinated Debt Individual Counterparty	Apr. 30, 2013 Subordinated Debt Individual Counterparty
Notes Payable [Line Items]
Notes payable	$ 0	$ 15,729	$ 18,692	$ 9,000
Debt instruments repaid (debt instruments)					2	2
Other borrowings	7,730	20,788	17,103	11,383
Debt repayments during period							2,812	4,680	4,155	1,223
Other borrowings, related parties	3,270	8,536	6,111	3,332
Line of credit, maximum capacity		25,000
Borrowings against the line of credit		$ 0	$ 0	$ 0